Business Combinations and Asset Acquisitions (Details) $ in Thousands	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) vessel
Asset Acquisition [Line Items]
Goodwill | $		$ 37,308			$ 37,308
Business Combination, Pro Forma Information [Line Items]
Number of vessels			16	2	15
Number of vessels			16	2	15
Natural Gas Liquid Segment
Asset Acquisition [Line Items]
Goodwill | $		$ 5,387			$ 5,387
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days				4 years 8 months 12 days
Business Combination, Pro Forma Information [Line Items]
Number of vessels			42
Number of vessels			42
NGL Carriers
Business Combination, Pro Forma Information [Line Items]
Number of vessels			10		10
Number of vessels			10		10